FAIR VALUE MEASUREMENTS (Tables)	11 Months Ended
Dec. 02, 2021
Fair Value Measurements and Hierarchy
Summary of assets and liabilities that are measured at fair value on a recurring basis

			December 2,
	Description	Level	2021
Liabilities:
Warrant Liability - Public Warrants		1	12,860,834
Warrant Liability - Private Placement Warrants		3	288,925
Warrant Liability - Underwriter Warrants		3	63,500

Schedule of quantitative information regarding initial measurement

	February 12, 2021
	(Initial Measurement)	December 3, 2021
Risk-free interest rate	0.56%	1.13%
Trading days per year	252	252
Expected volatility	17.8%	21.0%
Exercise price	$11.50	$11.50
Stock Price	$9.65	$9.48

Schedule of changes in the fair value

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 12, 2021 (including over-allotment)	280,875	10,857,917	11,138,792
Change in valuation inputs or other assumptions	$71,550	$2,002,917	$2,074,467

Fair value as of December 2, 2021	$352,425	$12,860,834	$13,213,259